INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS DETAILS
Intangible assets consisting of certain development costs and purchased software for design and graphics	$ 20,300	$ 0
Less: Accumulated amortization	(9,727)
Net intangible assets	$ 10,573